SUPPLEMENTAL INFORMATION (Details 1) - CAD CAD in Thousands	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure Of Supplemental Information [Line Items]
Cash on deposit with financial institutions	CAD 46,229	CAD 62,614
Guaranteed investment certificates	332	161
Cash and cash equivalents	CAD 46,561	CAD 62,775	CAD 41,676